ACCOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Components of accounts receivable under long-term contracts
Total accounts receivable under long-term contracts	$ 355,687	$ 231,126	$ 229,978	$ 236,109
Less unbilled amounts not currently due	(22,070)	(23,700)	(28,080)	(13,400)
Accounts receivable under long-term contracts, current	333,617	207,426	201,898	222,709
Period that receivables will not be collected within to be classified as not currently due	1 year
U.S. government contracts
Components of accounts receivable under long-term contracts
Amounts billed	48,387	64,672	50,925	62,093
Recoverable costs and accrued profits on progress completed--not billed	95,764	50,748	54,403	43,022
Total accounts receivable under long-term contracts	144,151	115,420	105,328	105,115
Commercial customers
Components of accounts receivable under long-term contracts
Amounts billed	42,745	24,384	31,753	41,907
Recoverable costs and accrued profits on progress completed--not billed	168,791	91,322	92,897	89,087
Total accounts receivable under long-term contracts	211,536	115,706	124,650	130,994
Less unbilled amounts not currently due	$ (22,070)	$ (23,700)	$ (28,080)	$ (13,400)